Extinguishment of Debt (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Accrued officer compensation			$ 15,000
Chief Executive Officer [Member]
Extinguished debt	$ 53,703
Accrued officer compensation	$ 20,000